Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (273)	$ (318)	$ (318)
Impairment losses	(81)	(43)	(59)
Derecognition	57	35	54
Currency translation and other	14	53	5
Ending balance	(283)	(273)	(318)
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(160)	(194)	(202)
Impairment losses	(51)	(40)	(55)
Derecognition	26	29	53
Currency translation and other	12	44	10
Ending balance	(173)	(160)	(194)
FVOCI
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(7)	(7)	(7)
Ending balance	(7)	(7)	(7)
Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(106)	(117)	(109)
Impairment losses	(30)	(3)	(4)
Derecognition	31	6	1
Currency translation and other	2	9	(5)
Ending balance	$ (103)	$ (106)	$ (117)